Cover	Oct. 10, 2024
Cover [Abstract]
Entity Registrant Name	Idaho Strategic Resources, Inc.
Entity Central Index Key	0001030192
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 10, 2024
Entity File Number	001-41320
Entity Incorporation State Country Code	ID
Entity Tax Identification Number	82-0490295
Entity Address Address Line 1	201 N. 3rd Street
Entity Address City Or Town	Coeur d’Alene
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83814
City Area Code	208
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	625-9001
Security 12b Title	Common Stock, no par value
Trading Symbol	IDR
Security Exchange Name	NYSE